Consolidated Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	R$ 35,381	R$ 44,512
Financial assets	2,172,726	1,915,573
At Amortized Cost	1,586,992	1,375,782
Compulsory deposits in the Central Bank of Brazil	115,748	110,392
Interbank deposits	59,592	69,942
Securities purchased under agreements to resell	221,779	169,718
Loan and lease operations	909,422	822,590
Other financial assets	111,823	96,473
(-) Provision for expected loss	(50,687)	(41,079)
At Fair Value through Other Comprehensive Income	121,052	105,622
At Fair Value through Profit or Loss	464,682	434,169
Derivatives	78,208	69,045
Other financial assets	1,375	157
Tax assets	59,480	58,433
Income tax and social contribution - current	1,647	1,636
Income tax and social contribution - deferred	51,469	50,831
Other	6,364	5,966
Other assets	17,529	16,494
Investments in associates and joint ventures	7,443	6,121
Fixed assets, net	7,767	6,963
Goodwill and Intangible assets, net	23,114	21,110
Total assets	2,323,440	2,069,206
Liabilities and stockholders' equity
Financial Liabilities	1,836,690	1,621,786
At Amortized Cost	1,755,498	1,553,107
Deposits	871,438	850,372
Securities sold under repurchase agreements	293,440	252,848
Interbank market funds	294,587	177,145
Institutional market funds	129,382	138,636
Other financial liabilities	583	161
At Fair Value through Profit or Loss	77,508	63,479
Derivatives	76,861	63,204
Structured notes	64	114
Provision for Expected Loss	3,684	5,200
Loan commitments	2,874	4,433
Financial guarantees	810	767
Provision for insurance and private pensions	235,150	214,976
Provisions	19,475	19,592
Tax liabilities	6,738	6,246
Income tax and social contribution - current	2,950	2,450
Income tax and social contribution - deferred	345	280
Other	3,443	3,516
Other liabilities	48,044	42,130
Total liabilities	2,146,097	1,904,730
Total stockholders’ equity attributed to the owners of the parent company	167,953	152,864
Capital	90,729	90,729
Treasury shares	(71)	(528)
Capital reserves	2,480	2,250
Revenue reserves	86,892	66,161
Other comprehensive income	(12,077)	(5,748)
Non-controlling interests	9,390	11,612
Total stockholders’ equity	177,343	164,476
Total liabilities and stockholders' equity	2,323,440	2,069,206
Financial assets at amortised cost, category [member]
Assets
Securities	219,315	147,746
Liabilities and stockholders' equity
Other financial liabilities	166,651	134,106
Financial assets measured at fair value through other comprehensive income, category [member]
Assets
Securities	121,052	105,622
Financial assets at fair value through profit or loss, category [member]
Assets
Securities	385,099	364,967
Financial liabilities at fair value through profit or loss, category [member]
Liabilities and stockholders' equity
Other financial liabilities	R$ 583	R$ 161